Changes in Outstanding Stock Option Program Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 28, 2012	Dec. 30, 2011
Number of Marriott Stock Options (in millions)
Granted	96,960		255,761	19,192
Outstanding ending balance	4,600,000
Weighted Average Exercise Price (per Option)
Granted (per unit)	$ 13		$ 12	$ 15
Outstanding ending balance (per unit)	$ 22
Employee Stock Option
Number of Marriott Stock Options (in millions)
Outstanding beginning balance	9,500,000
Granted	100,000
Exercised	(5,000,000)
Forfeited	0
Outstanding ending balance	4,600,000	[1]
Weighted Average Exercise Price (per Option)
Outstanding beginning balance (per unit)	$ 19
Granted (per unit)	$ 39
Exercised (per unit)	$ 17
Forfeited (per unit)	$ 46
Outstanding ending balance (per unit)	$ 22	[1]
Vesting period	4 years
Employee Stock Option | MVW Employee
Number of Marriott Stock Options (in millions)
Outstanding ending balance	100,000

[1]	Includes 0.1 million Marriott stock options held by MVW employees.